UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-10467

Causeway Capital Management Trust

(Exact name of registrant as specified in charter)

11111 Santa Monica Boulevard, 15th Floor

Los Angeles, CA 90025

(Address of principal executive offices) (Zip code)

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-947-7000

Date of fiscal year end: September 30

Date of reporting period: April 1, 2017 to June 30, 2017

Item 1.	Schedule of Investments

SCHEDULE OF INVESTMENTS (000)*

June 30, 2017 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value

COMMON STOCK
Australia — 5.4%
CSR Ltd.	36,287	$118
Downer EDI Ltd.	36,235	178
Mineral Resources Ltd.	19,894	166
Sandfire Resources NL	9,417	41
Sigma Healthcare Ltd.	67,729	46
Southern Cross Media Group Ltd.	32,144	31

		580

Austria — 2.0%
UNIQA Insurance Group AG	22,654	211

Belgium — 2.0%
AGFA-Gevaert NV1	25,197	123
D’ieteren S.A.	2,000	93

		216

Canada — 7.9%
AGF Management Ltd., Class B	38,300	199
Bird Construction Inc.	4,600	30
Capital Power Corp.	1,700	32
Dream Global Real Estate Investment Trust[2]	3,709	31
Dream Industrial Real Estate Investment Trust[2]	5,000	34
Just Energy Group Inc.	30,900	162
Labrador Iron Ore Royalty Corp.	2,200	26
Medical Facilities Corp.	5,700	64
Rogers Sugar Inc.	6,900	34
Transcontinental Inc., Class A	10,800	214
Yellow Pages Ltd.[1]	5,000	29

		855

China — 7.4%
Agile Property Holdings Ltd.	116,000	106
CIFI Holdings Group Co. Ltd.	304,000	135
Hisense Kelon Electrical Holdings Co. Ltd., Class A	33,000	56
Kingboard Laminates Holdings Ltd.	24,500	30
Lao Feng Xiang Co. Ltd., Class B	36,752	148
Shanghai Mechanical and Electrical Industry Ltd., Class B	15,300	31
Yuzhou Properties Co. Ltd.	389,000	230
Zhongsheng Group Holdings Ltd.	35,000	65

		801

Egypt — 0.6%
Alexandria Mineral Oils Co.	63,388	36

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2017 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value

Egypt — (continued)
Sidi Kerir Petrochemicals Co.	28,383	$26

		62

France — 6.3%
Air France-KLM[1]	17,035	243
Derichebourg S.A.	15,209	129
Metropole Television S.A.	3,904	91
Neopost SA	4,805	223

		686

Germany — 1.7%
Alstria Office AG2	4,297	58
Deutsche Pfandbriefbank AG	2,888	36
Siltronic AG1	769	66
Wuestenrot & Wuerttembergische AG	1,247	27

		187

Greece — 1.3%
Motor Oil Hellas Corinth Refineries S.A.	6,564	143

Hong Kong — 0.6%
Texwinca Holdings Ltd.	98,000	60

Indonesia — 1.9%
Indo Tambangraya Megah Tbk PT	133,100	173
Tambang Batubara Bukit Asam Persero Tbk PT	40,800	36

		209

Israel — 0.6%
Paz Oil Co. Ltd.	157	27
SodaStream International Ltd.[1]	600	32

		59

Italy — 6.8%
Astaldi SpA	8,862	55
ASTM SpA	11,744	203
DiaSorin SpA	508	39
Immobiliare Grande Distribuzione SIIQ SpA[2]	222,543	196
Societa Cattolica di Assicurazioni SCRL	13,058	101
Sogefi SpA[1]	4,601	25
Unipol Gruppo Finanziario SpA	27,537	121

		740

Japan — 17.2%
BML Inc.	1,500	29
CONEXIO Corp.	3,000	52
Daiho Corp.	22,000	105

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2017 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value

Japan — (continued)
DTS Corp.	1,200	$37
EDION Corp.	4,700	43
Geo Holdings Corp.	7,500	78
Haseko Corp.	11,000	134
Kumagai Gumi Co. Ltd.	26,000	84
Kyowa Exeo Corp.	1,800	30
Melco Holdings Inc.	5,100	145
Modec Inc.	7,900	176
NET One Systems Co. Ltd.	14,600	138
NichiiGakkan Co. Ltd.	10,900	108
Nichirei Corp.	2,500	70
Nippon Chemi-Con Corp.	7,000	25
Shinko Electric Industries Co. Ltd.	18,500	157
Sojitz Corp.	12,900	32
Sumitomo Forestry Co. Ltd.	5,400	85
Toshiba Machine Co. Ltd.	7,000	32
Tosoh Corp.	21,000	216
UKC Holdings Corp.	2,000	34
Yuasa Trading Co. Ltd.	1,800	55

		1,865

Malaysia — 0.5%
Malaysian Pacific Industries BHD	8,700	27
Unisem M BHD	32,100	27

		54

Mexico — 2.7%
Macquarie Mexico Real Estate Management SA de CV1,2	191,200	225
PLA Administradora Industrial S de RL de CV1,2	36,900	68

		293

Netherlands — 2.0%
ASR Nederland NV	6,541	221

New Zealand — 1.0%
Air New Zealand Ltd.	46,814	112

Norway — 3.5%
Atea ASA [1]	15,745	211
Austevoll Seafood ASA	12,374	105
Salmar ASA	1,013	25
SpareBank 1 SMN	3,998	35

		376

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2017 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value

Singapore — 1.7%
Yanlord Land Group Ltd.	146,800	$187

South Korea — 3.7%
Daeduck GDS Co. Ltd.	3,132	52
KB Financial Group Inc.	742	37
Korea Petrochemical Industries Co. Ltd.	764	169
Korean Reinsurance Co.	10,708	113
Poongsan Corp.	842	32

		403

Spain — 1.7%
Corporacion Financiera Alba SA	2,519	152
Ence Energia y Celulosa SA	6,723	28

		180

Sweden — 1.9%
Capio AB	6,185	38
KappAhl AB	30,123	164

		202

Switzerland — 0.3%
Bossard Holding AG	141	29

Taiwan — 3.2%
Coretronic Corp.	58,400	80
Elitegroup Computer Systems Co. Ltd.	61,000	41
General Interface Solution Holding Ltd.	5,000	37
Gigabyte Technology Co. Ltd.	75,000	101
Radiant Opto-Electronics Corp.	37,000	83
Taiwan Surface Mounting Technology Co. Ltd.	450	—

		342

Thailand — 2.7%
Bangchak Corp. PCL	33,600	33
Kiatnakin Bank PCL	64,600	136
Sansiri PCL	1,839,800	122

		291

Turkey — 1.9%
Soda Sanayii AS	107,991	201

United Kingdom — 8.8%
BGEO Group PLC	4,216	192
Cape PLC	65,131	159
Carillion PLC	10,361	25

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2017 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value
United Kingdom — (continued)
Debenhams PLC	57,741	$33
Evraz PLC [1]	41,882	113
Ferrexpo PLC	17,149	46
Pendragon PLC	130,429	53
Redrow PLC	27,628	197
RPS Group PLC	10,909	37
Trinity Mirror PLC	76,754	98

		953

Total Common Stock
(Cost $9,115) — 97.3%		10,518

EXCHANGE TRADED FUND
VanEck Vectors India Small-Capital Index ETF	2,500	139

Total Exchange Traded Fund
(Cost $101) — 1.3%		139

SHORT-TERM INVESTMENT
Short-Term Investments Trust: Government & Agency
Portfolio, Institutional Class, 0.665% **	145,814	146

Total Short-Term Investment
(Cost $146) — 1.3%		146

Total Investments — 99.9%
(Cost $9,362)‡		10,803

Other Assets in Excess of Liabilities — 0.1%		15

Net Assets — 100.0%		$10,818

*	Except for share data.
**	The rate reported is the 7-day effective yield as of June 30, 2017.
1	Non-income producing security.
2	Real Estate Investment Trust.

ETF	Exchange Traded Fund

‡	At June 30, 2017, the tax basis cost of the Fund’s investments was $9,362 and the unrealized appreciation and depreciation were $1,852 and $(411), respectively.

SCHEDULE OF INVESTMENTS (000) (concluded)

June 30, 2017 (Unaudited)

The table below sets forth information about the Level within the fair value hierarchy at which the Fund’s investments are measured at June 30, 2017:

Investments in Securities	Level 1	Level 2†	Level 3	Total
Common Stock
Australia	$—	$580	$—	$580
Austria	—	211	—	211
Belgium	123	93	—	216
Canada	855	—	—	855
China	—	801	—	801
Egypt	36	26	—	62
France	129	557	—	686
Germany	—	187	—	187
Greece	—	143	—	143
Hong Kong	—	60	—	60
Indonesia	—	209	—	209
Israel	32	27	—	59
Italy	196	544	—	740
Japan	—	1,865	—	1,865
Malaysia	—	54	—	54
Mexico	293	—	—	293
Netherlands	—	221	—	221
New Zealand	—	112	—	112
Norway	—	376	—	376
Singapore	—	187	—	187
South Korea	113	290	—	403
Spain	152	28	—	180
Sweden	—	202	—	202
Switzerland	29	—	—	29
Taiwan	—	342	—	342
Thailand	—	291	—	291
Turkey	—	201	—	201
United Kingdom	380	573	—	953

Total Common Stock	2,338	8,180	—	10,518

Exchange Traded Fund	139	—	—	139

Short-Term Investment	146	—	—	146

Total Investments in Securities	$2,623	$8,180	$—	$10,803

†	Represents securities trading primarily outside the United States, the values of which were adjusted as a result of significant market movements following the close of local trading and/or due to “Foreign Line” securities using “Local Line” prices.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the reporting period. Changes in the classification between Levels 1 and 2 occur primarily when foreign equity securities are fair valued using other observable market–based inputs in place of closing exchange prices due to events occurring after foreign market closures. At June 30, 2017, securities with a value of $715, which represented 6.61% of the net assets of the Fund, transferred from Level 2 to Level 1 since the prior fiscal year end, primarily due to market movements following the close of local trading that triggered the fair valuation of certain securities at the beginning of the period and did not trigger fair valuation at the end of the period. At June 30, 2017, there were no transfers from Level 1 to Level 2 investments in securities.

At June 30, 2017, there were no transfers into Level 3 investments in securities.

Amounts designated as “—” are $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CCM-QH-006-0600

Item 2.	Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that such disclosure controls and procedures are adequately designed, and are operating effectively to ensure that information required to be disclosed by the registrant in the reports it files or submits under the Investment Company Act of 1940 and the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as such term is defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Causeway Capital Management Trust

By (Signature and Title)	/s/ Turner Swan
Turner Swan, President

Date: August 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Turner Swan
Turner Swan, President

Date: August 29, 2017

By (Signature and Title)	/s/ Eric Kleinschmidt
Eric Kleinschmidt, Treasurer

Date: August 29, 2017